Commitments and contingencies	3 Months Ended
Mar. 31, 2024
Commitments and contingencies
Commitments and contingencies
16.	Commitments and contingencies
(a)	Capital commitments

As of March 31, 2024, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB7,560, which is expected to be incurred within a year.

(b)	Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group believes that the ultimate liability, if any, in excess of amounts already provided for these matters in the unaudited condensed consolidated financial statements, is not likely to have a material adverse effect on the Group's results of operations, financial condition or cash flows.